Debt - Schedule of Maturities of Long-term Debt (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 12,487,520	$ 4,852,023
2022	434,385	1,987,520
2023		1,440,275
2024
2025
Thereafter
Long-term Debt, Gross	15,614,631	8,279,818
Less: debt discount	(10,000,762)	(349,341)
Long-term Debt	$ 5,613,869	$ 7,930,477